INCOME TAX	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAX
10.	INCOME TAXES
The income tax provision for the years ended December 31, 2022 and 2021 consists of the following (in thousands):

	For the Year Ended December 31,
	2022	2021
Current:
Federal	$—	$—
State	—	1

Total	—	1

Deferred:
Federal	(273)	371
State	(507)	803

Total	$(780)	$1,174

Income tax (benefit) expense	$(780)	$1,175

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 are as follows:

	For the Year Ended December 31,
	2022	2021
U.S. federal statutory tax rate	21.0%	21.0%
State income taxes, net of federal benefit	0.8%	57.2%
PPP Loan	0.0%	(42.9)%
Return to provision	0.0%	10.5%
Transaction costs	1.2%	—%
Other adjustments	0.1%	1.8%
Change in valuation allowance	-21.6%	58.3%

Effective tax rate	1.5%	105.9%

The tax effects of significant items comprising the Company’s deferred taxes as of December 31, 2022 and 2021 are as follows (in thousands):

	For the Year Ended December 31,
	2022	2021
Deferred Tax Assets:
Net operating loss and other tax attributes carryforwards	17,041	4,950
Accrued expenses	150	343
163(j) interest limitation	2,489	166
Amortization	1,433	58
Transaction costs	2,108	—
Lease liabilities	5,886	—
Other deferred tax assets	735	231

	29,842	5,748

	For the Year Ended December 31,
	2022	2021
Deferred Tax Liabilities:
Depreciation	(66)	(73)
Unrealized gain (loss) on joint venture	(998)	(2,541)
Right of use assets	(5,239)	—
Debt	(696)	—
Other deferred tax liabilities	—	(26)

	(6,999)	(2,640)

Valuation allowance	(23,237)	(4,282)

Net deferred tax liability	(394)	(1,174)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Based upon the analysis of federal and state deferred tax balances, future tax projections and availability of taxable income in the carryback period, the Company recorded a valuation allowance against the Federal and State deferred tax assets of $21.6 million.
As of December 31, 2022, the Company has federal net operating loss (“NOL”) of approximately $52.2 million and state NOL of $68.7, which begin to expire in 2033. As of December 31, 2021, the Company has federal NOL of approximately $17.5 million and state NOL of $18.1, which begin to expire in 2031.
Utilization of the net operating loss and research tax credit carryforwards are subject to an annual limitation based on changes in ownership, as defined by Section 382 and 383 of the Internal Revenue Code of 1986, as amended. The Company has not completed a study to assess NOL’s under IRC Section 382. The Company will perform an analysis when the Company reaches a position of taxable income requiring the use of NOL carryforwards.
The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The company is not currently under any audits.
As of December 31, 2022 and 2021, the Company had no uncertain tax positions or potential losses related to uncertain tax positions.